Notes Payable - Schedule of Notes Payable (Details) (10K) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Total notes payable	$ 788,968		$ 817,519		$ 319,667
Unamortized debt discount	(184)		(1,973)		(32,289)
Notes payable, net discount	788,784		815,546		287,378		$ 2,617,970
Less current portion	(639,370)		(666,132)		(287,378)
Long-term portion	149,414		149,414
Notes Payable One [Member]
Total notes payable	304,667	[1]	304,667	[2]	319,667	[2]
Notes Payable Two [Member]
Total notes payable	148,863		149,414
Notes Payable Three [Member]
Total notes payable			8,000
Notes Payable Four [Member]
Total notes payable	$ 335,438		$ 355,438

[1]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its Common Stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of Common Stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the three months ended March 31, 2021 and 2020, $1,789 and $9,953, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $184 at March 31, 2021.
[2]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the years ended December 31, 2020 and 2019, $30,316 and $39,922, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $1,93 at December 31, 2020.